S000001270 [Member] Investment Objectives and Goals - INTERNATIONAL EQUITY FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.